Information by Segment and Geographic Region (Operating Business Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Segments Information Abstract
Net Sales	$ 1,817	$ 1,517	$ 1,497	$ 1,396	$ 1,765	$ 1,580	$ 1,537	$ 1,387	$ 6,227	$ 6,269	$ 5,738
Operating earnings	324	246	203	174	326	252	190	152	947	920	598
Total other expense									(67)	(39)	(117)
Earnings from continuing operations before income taxes									880	881	481
Products
Business Segments Information Abstract
Net Sales									4,109	4,236	3,901
Operating earnings									639	656	338
Services
Business Segments Information Abstract
Net Sales									2,118	2,033	1,837
Operating earnings									$ 308	$ 264	$ 260